Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
Following is a description of the valuation methodologies used for assets at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Common/Collective Trusts:	Valued based on the value of the underlying assets held less liabilities, which are measured at the closing net asset value ("NAV") per unit (or the equivalent) using the practical expedient. This practical expedient would not be used if it is determined to be probable that the fund will sell the investments for an amount different from the reported NAV. The fair value of the Plan's investments in common/collective trusts are calculated each business day and can be redeemed on a daily basis without restriction. There are no unfunded commitments.
Registered Investment Companies:	Valued at the NAV (quoted market prices) of shares held by the Plan.
Star Equity Holdings Stock Fund:	The Star Equity Holdings Stock Fund is a unitized stock fund. The fund consists of both Star Equity Holdings, Inc. common stock and a short-term cash component that provides liquidity for daily trading. Star Equity Holdings, Inc. common stock is valued at the quoted market price from a national securities exchange and the short-term cash investment is valued at cost, which approximates fair value. Beginning in 2021, the Star Equity Holdings Stock Fund is classified as Level 1 of the fair value hierarchy. The Star Equity Holdings, Inc. common stock component is included within "Star Equity Holdings Common Stock" and the short-term cash component is included within "Money Market Account".
Self-Directed Brokerage Accounts	Consists primarily of common stocks and mutual funds valued at quoted prices in active markets.
The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025 and 2024.

	December 31, 2025
	Level 1	Total
Registered Investment Companies	$28,305,163	$28,305,163
Self-Directed Brokerage Accounts	1,600,582	1,600,582
Star Equity Holdings Common Stock	147,915	147,915
Money Market Account	5,037	5,037
Total investments at fair value	$30,058,697	30,058,697
Common/Collective Trusts (a)		8,647,534
Total investments at net asset value		8,647,534
Total investments		$38,706,231

	December 31, 2024
	Level 1	Total
Registered Investment Companies	$26,147,914	$26,147,914
Self-Directed Brokerage Accounts	1,272,631	1,272,631
Star Equity Holdings Common Stock	157,879	157,879
Money Market Account	7,291	7,291
Total investments at fair value	$27,585,715	27,585,715
Common/Collective Trusts (a)		8,322,137
Total investments at net asset value		8,322,137
Total investments		$35,907,852

(a)     In accordance with FASB authoritative guidance regarding fair value measurement, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.